INVESTMENTS - Schedule of investments categorized by investment class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost method and equity method investments
Cost of equity investments without readily determinable fair value	$ 8,678	$ 8,881
Net amount in accumulated impairment	5,625	5,531
Impairment recognized	132	1,408	$ 2,250
Gain (loss) from equity method investments	(20)	(295)	164
Beijing Weisaishidai Sports Technology Co., Ltd
Cost method and equity method investments
Impairment recognized		$ 1,408
Beijing Dark Horse Venture Capital Center. L.P
Cost method and equity method investments
Impairment recognized	$ 132
PTE (Hong Kong) LTD
Cost method and equity method investments
Impairment recognized			1,000
Cheerful Interactive Limited
Cost method and equity method investments
Impairment recognized			$ 1,250